Adjusting Items Included In Profit From Operations - Fox River - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 10, 2017 USD ($)	Jul. 31, 2016 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2011 GBP (£)
NCR And Appvion
Disclosure Of Revenue [Line Items]
Assets recognised			£ 0
Payments received				£ 0
Windward Dividend Claim
Disclosure Of Revenue [Line Items]
Dividend paid to Sequana | €		€ 135
Windward Dividend Claim | Windward
Disclosure Of Revenue [Line Items]
Litigation settlement amount | $	$ 185
Fox River | N C R Appvion And Windward Prospects
Disclosure Of Revenue [Line Items]
Claims in relation to environmental clean up costs						£ 274,000,000
Fox river provision			129,000,000	161,000,000	£ 138,000,000
Fox River | N C R Appvion And Windward Prospects | Funding
Disclosure Of Revenue [Line Items]
Payments for environmental clean up and legal costs			£ 9,000,000	£ 2,000,000	£ 25,000,000